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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

1.    Name and address of issuer:
      General American Separate Account Twenty-Nine
      c/o General American Life Insurance Company
      13045 Tesson Ferry Road, St Louis, MO 63128

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes) [X]

3.    Investment Company Act File Number: 811-07252
      Securities Act File Number: 033-54774
      CIK 0000892775

4(a). Last day of fiscal year for which this Form is filed: December 31, 2007

4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION
      FEE DUE.

4(c). [_] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the
        fiscal year pursuant to section 24(f):                    $      42,614
                                                                  -------------

(ii)    Aggregate price of securities redeemed or
        repurchased during the fiscal year:                       $   5,026,346
                                                                  -------------

(iii)   Aggregate price of securities redeemed or
        repurchased during any prior fiscal year ending no
        earlier than October 11, 1995 that were not
        previously used to reduce registration fees
        payable to the Commission:                                $ 267,993,816
                                                                  -------------

(iv)    Total available redemption credits [add Items
        5(ii) and 5(iii):                                         $ 273,020,162
                                                                  -------------

(v)     Net sales -- if Item 5(i) is greater than Item
        5(iv) [subtract Item 5(iv) from Item 5(i)]:               $        0.00
                                                                  -------------

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(vi)    Redemption credits available for use in future
        years--if Item 5(i) is less than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:                     $(272,977,548)
                                                                   ------------

(vii)   Multiplier for determining registration fee (See
        Instruction C.9):                                         x    .0000393
                                                                   ------------

(viii)  Registration fee due [multiply Item 5(v) by Item
        5(vii)] (enter "0" if no fee is due):                    =$        0.00
                                                                   ------------

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting
      an amount of securities that were registered under the
      Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
      securities (number of shares or other units) deducted here:            NA
                                                                   ------------

      If there is a number of shares or other units that were
      registered pursuant to rule 24e-2 remaining unsold at the
      end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
      state that number here:                                                NA
                                                                   ------------

7.    Interest due -- if this Form is being filed more than 90
      days after the end of the issuer's fiscal year
      (see Instruction D):                                        =$       0.00
                                                                   ------------

8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:                    =$       0.00
                                                                   ------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:

                   [_] Wire Transfer

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title) By: William C Lane: Vice President and Associate
                                 General Counsel


                                    /s/ William C. Lane
                                    --------------------------------------------
                                    William C. Lane
                                    Vice President and Associate General Counsel
Date: March 14, 2008


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